Other disclosures - Commitments - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended				60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2024	Dec. 31, 2020
Disclosure of geographical areas [line items]
Other guarantees				kr 1,251		kr 1,117
Forecast
Disclosure of geographical areas [line items]
Annual donation as a percent of net insulin sales					0.085%
Maximum allowable annual donation	kr 95	kr 94	kr 93
Annual donation as a percent of taxable income				15.00%